Trading Activities - Schedule of Trading Gains and Losses by Market Sector, on Derivative Instruments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Trading Results	$ (1,116,946)	$ 6,239,846	$ 21,773,211
Commodity [Member]
Derivative [Line Items]
Trading Results	(3,763,856)	5,162,412	3,173,650
Equity [Member]
Derivative [Line Items]
Trading Results	1,904,910	(769,729)	3,873,373
Currencies [Member]
Derivative [Line Items]
Trading Results	(409,677)	1,503,142	(6,217,792)
Interest Rates [Member]
Derivative [Line Items]
Trading Results	1,151,677	344,021	20,943,980
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Derivative [Line Items]
Trading Results	(8,663,403)	(1,474,902)	20,704,997
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Commodity [Member]
Derivative [Line Items]
Trading Results	(6,068,586)	(1,071,073)	11,295,753
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Equity [Member]
Derivative [Line Items]
Trading Results	(2,859,526)	(2,848,607)	(3,990,077)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Currencies [Member]
Derivative [Line Items]
Trading Results	(701,495)	2,577,114	4,185,603
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Interest Rates [Member]
Derivative [Line Items]
Trading Results	$ 966,204	$ (132,336)	$ 9,213,718